EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2017
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share computation

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Numerator
Net earnings attributable to equity holders of IAMGOLD	$30.8	$17.0	$519.3	$57.9
Denominator (in millions)
Weighted average number of common shares (basic)	464.7	428.3	462.3	410.3
Basic earnings attributable to equity holders of IAMGOLD ($/share)	$0.07	$0.04	$1.12	$0.14
Diluted earnings per share computation

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Denominator (in millions)
Weighted average number of common shares (basic)	464.7	428.3	462.3	410.3
Dilutive effect of share options	1.2	1.0	1.2	0.4
Dilutive effect of restricted share units	3.4	2.9	3.2	2.5
Weighted average number of common shares (diluted)	469.3	432.2	466.7	413.2
Diluted earnings attributable to equity holders of IAMGOLD ($/share)	$0.07	$0.04	$1.11	$0.14
Equity instruments excluded from the computation of diluted earnings per share, which could be dilutive in the future, were as follows:

		Three months ended September 30,		Nine months ended September 30,
(in millions)	Notes	2017	2016	2017	2016
Share options		2.6	3.0	2.6	4.1
Contingently issuable shares	20	3.1	3.1	3.1	3.1
		5.7	6.1	5.7	7.2